SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

22.  SUBSEQUENT EVENTS

Subsequent to the year ended March 31, 2022, a total of 115,000 stock options were exercised at $0.40 per option resulting in proceeds of $46,000 to the Company.

On May 19, 2022, the Company announced that McMaster has received two Natural Sciences and Engineering Research Council (“NSERC”) grants related to the aptamer-based rapid detection technology; the Alliance Missions Grant for the amount of $1,000,000, and an Idea to Innovation (I2I) Grant for the amount of $350,000, of which the Company will make a $140,000 contribution.